N-4	May 01, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY ACCT C OF VOYA RETIREMENT INSURANCE & ANNUITY Co
Entity Central Index Key	0000103007
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES

Charges for Early Withdrawals

If the Investor withdraws money from the Contract within seven (7) years following a specified date, the Investor can be assessed an early withdrawal charge equal to a maximum of 7% of the remaining guaranteed Income Payments withdrawn. The specified date referenced in the preceding sentence can vary depending on the terms of the Contract and will be either: (1) the date the individual account was established; or (2) the date the Contract was established. There is no surrender charge under this Contract.

See “FEE TABLES – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees – Early Withdrawal Charge.”

Transaction Charges

• In addition to the early withdrawal charge, the Investor may also be charged for other transactions.

• Certain Funds may impose redemption fees as a result of withdrawals, transfers, or other Fund transactions you may initiate.

• Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from Contract value.

See “FEE TABLES – Transaction Expenses” and “CHARGES AND FEES.”

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract), or an Annual Loan administration fee is charged until the loan is repaid. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	0.95%[1,2]	2.75%[1,2]
	Investment Options (Portfolio Company fees and expenses)	0.47%[3]	1.39%[3]

[1]	As a percentage of average Account Value.
[2]	The base contract expenses include the (1) mortality and expense risk charge (0.95% for Contracts Without the Guaranteed Minimum Income Feature, and 1.50% for Contracts With the Five-Year Guaranteed Minimum Income Feature); and (2) an administrative expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. The administrative expense charge is currently not imposed; however, we reserve the right to impose this charge for new contracts. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2023, and will vary from year to year.

FEES AND EXPENSES (continued from previous page)

Ongoing Fees and Expenses (annual charges)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost Estimate: $891	Highest Annual Cost Estimate: $1,572

Assumes:

• Investment of $100,000;

• 5% annual appreciation;

• Five-Year Guaranteed Minimum Income Feature;

• No sales charges; or advisory fees; and

• No additional Purchase Payments, transfers, or withdrawals.

Assumes: • Investment of $100,000; • 5% annual appreciation; • No sales charges or advisory fees; and • No additional Purchase Payments, transfers, or withdrawals.
See “FEE TABLES – Annual Contract Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Charges for Early Withdrawals [Text Block]

Charges for Early Withdrawals

If the Investor withdraws money from the Contract within seven (7) years following a specified date, the Investor can be assessed an early withdrawal charge equal to a maximum of 7% of the remaining guaranteed Income Payments withdrawn. The specified date referenced in the preceding sentence can vary depending on the terms of the Contract and will be either: (1) the date the individual account was established; or (2) the date the Contract was established. There is no surrender charge under this Contract.

See “FEE TABLES – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees – Early Withdrawal Charge.”

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Transaction Charges [Text Block]

Transaction Charges

• In addition to the early withdrawal charge, the Investor may also be charged for other transactions.

• Certain Funds may impose redemption fees as a result of withdrawals, transfers, or other Fund transactions you may initiate.

• Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from Contract value.

See “FEE TABLES – Transaction Expenses” and “CHARGES AND FEES.”

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract), or an Annual Loan administration fee is charged until the loan is repaid. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	0.95%[1,2]	2.75%[1,2]
	Investment Options (Portfolio Company fees and expenses)	0.47%[3]	1.39%[3]

[1]	As a percentage of average Account Value.
[2]	The base contract expenses include the (1) mortality and expense risk charge (0.95% for Contracts Without the Guaranteed Minimum Income Feature, and 1.50% for Contracts With the Five-Year Guaranteed Minimum Income Feature); and (2) an administrative expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. The administrative expense charge is currently not imposed; however, we reserve the right to impose this charge for new contracts. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2023, and will vary from year to year.

FEES AND EXPENSES (continued from previous page)

Ongoing Fees and Expenses (annual charges)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost Estimate: $891	Highest Annual Cost Estimate: $1,572

Assumes:

• Investment of $100,000;

• 5% annual appreciation;

• Five-Year Guaranteed Minimum Income Feature;

• No sales charges; or advisory fees; and

• No additional Purchase Payments, transfers, or withdrawals.

Assumes: • Investment of $100,000; • 5% annual appreciation; • No sales charges or advisory fees; and • No additional Purchase Payments, transfers, or withdrawals.
See “FEE TABLES – Annual Contract Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.95%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	2.75%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value.The base contract expenses include the (1) mortality and expense risk charge (0.95% for Contracts Without the Guaranteed Minimum Income Feature, and 1.50% for Contracts With the Five-Year Guaranteed Minimum Income Feature); and (2) an administrative expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. The administrative expense charge is currently not imposed; however, we reserve the right to impose this charge for new contracts. See “CHARGES AND FEES – Periodic Fees and Charges.”
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.47%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.39%
Investment Options Footnotes [Text Block]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2023, and will vary from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost Estimate: $891	Highest Annual Cost Estimate: $1,572

Assumes:

• Investment of $100,000;

• 5% annual appreciation;

• Five-Year Guaranteed Minimum Income Feature;

• No sales charges; or advisory fees; and

• No additional Purchase Payments, transfers, or withdrawals.

Assumes: • Investment of $100,000; • 5% annual appreciation; • No sales charges or advisory fees; and • No additional Purchase Payments, transfers, or withdrawals.
See “FEE TABLES – Annual Contract Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

Lowest Annual Cost [Dollars]	$ 891
Highest Annual Cost [Dollars]	$ 1,572
Risks [Table Text Block]

RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. Contact Customer Service at 1-800-584-6001 for questions regarding the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not a Short-Term Investment

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Fixed Dollar Option) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and “APPENDIX A and APPENDIX B.”

Insurance Company Risks

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Dollar Option, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service.

See “THE CONTRACT – The General Account.”

Investment Restrictions [Text Block]

•  Generally, the Contract Holder or you, if permitted by the plan, may select no more than 25 investment options at enrollment. Thereafter, more than 25 investment options can be selected at any one time;

•  Some Subaccounts may not be available through the Contract, your plan or in some states. See your Contract or certificate for any state specific variations;

•  There are certain restrictions on transfers from the Subaccounts;

•  The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•  The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT – Limits on Frequent or Disruptive Transfers.”

Optional Benefit Restrictions [Text Block]

•   We may discontinue or restrict the availability of an optional benefit; and

•   If a participant elects to pay advisory fees from the Variable Investment Options, such deductions will reduce the death benefit amount and also may be subject to federal and state income taxes and a 10% federal tax penalty.

See “THE CONTRACT – Contract Provisions and Limitations – Death Benefit Options” and “FEE TABLE – Annual Contract Expenses – For Contracts with the Five-Year Guaranteed Minimum Income Feature.”

Tax Implications [Text Block]

•   You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•   There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•   Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

Investment Professional Compensation [Text Block]

•   We pay compensation to broker/dealers whose registered representatives sell the Contract.

•   Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•   Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS – Contract Distribution.”

Exchanges [Text Block]

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of the Contract, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from the Contract. These fees and expenses do not reflect any advisory fee paid to an independent investment advisor retained by a participant, and if such charges were reflected, these fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract or take a loan from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Maximum Early Withdrawal Charge[4] (as a percentage of amount withdrawn, if applicable)	7.00%
Premium Tax[5]	0.00% to 3.50%

There is no surrender charge under this Contract.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses

For Contracts With the Five-Year Guaranteed Minimum Income Feature
Base Contract Expenses[6] (as a percentage of average Account Value)	2.75%[7]
For Contracts Without the Five-Year Guaranteed Minimum Income Feature	0.95%[8]

[4]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND Fees” section. In the case of a partial withdrawal, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. See “CHARGES AND Fees.”
[5]	We reserve the right to deduct a charge for premium taxes from your Purchase Payment on the Contract effective date. See “CHARGES AND Fees ‒ Premium and Other Taxes.”
[6]	The mortality and expense risk charge, included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract. We currently do not impose an administrative expense charge; however, we reserve the right to impose this charge for new contracts and to deduct a daily charge from the Subaccounts equivalent to not more than 0.25% annually. See “CHARGES AND FEES – Periodic Fees and Charges – Mortality and Expense Risk Charge.”
[7]	The Five-Year Guaranteed Minimum Income Charge of 1.00% terminates after five (5) years.
[8]	If you select the Contract Without the Five-Year Guaranteed Minimum Income Feature, you may not make any withdrawals.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this prospectus.

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2023).	0.47%	1.39%

See “CHARGES AND FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

Transaction Expenses [Table Text Block]	Transaction Expenses
Maximum Early Withdrawal Charge[4] (as a percentage of amount withdrawn, if applicable)	7.00%
Premium Tax[5]	0.00% to 3.50%

Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Sales Load, Footnotes [Text Block]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND Fees” section. In the case of a partial withdrawal, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. See “CHARGES AND Fees.”
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We reserve the right to deduct a charge for premium taxes from your Purchase Payment on the Contract effective date. See “CHARGES AND Fees ‒ Premium and Other Taxes.”
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

For Contracts With the Five-Year Guaranteed Minimum Income Feature
Base Contract Expenses[6] (as a percentage of average Account Value)	2.75%[7]
For Contracts Without the Five-Year Guaranteed Minimum Income Feature	0.95%[8]

[4]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND Fees” section. In the case of a partial withdrawal, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. See “CHARGES AND Fees.”
[5]	We reserve the right to deduct a charge for premium taxes from your Purchase Payment on the Contract effective date. See “CHARGES AND Fees ‒ Premium and Other Taxes.”
[6]	The mortality and expense risk charge, included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract. We currently do not impose an administrative expense charge; however, we reserve the right to impose this charge for new contracts and to deduct a daily charge from the Subaccounts equivalent to not more than 0.25% annually. See “CHARGES AND FEES – Periodic Fees and Charges – Mortality and Expense Risk Charge.”
[7]	The Five-Year Guaranteed Minimum Income Charge of 1.00% terminates after five (5) years.
[8]	If you select the Contract Without the Five-Year Guaranteed Minimum Income Feature, you may not make any withdrawals.

Base Contract Expense (of Average Account Value), Current [Percent]	2.75%
Base Contract Expense, Footnotes [Text Block]	The mortality and expense risk charge, included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract. We currently do not impose an administrative expense charge; however, we reserve the right to impose this charge for new contracts and to deduct a daily charge from the Subaccounts equivalent to not more than 0.25% annually. See “CHARGES AND FEES – Periodic Fees and Charges – Mortality and Expense Risk Charge.”The Five-Year Guaranteed Minimum Income Charge of 1.00% terminates after five (5) years.
Other Annual Expense (of Average Account Value), Current [Percent]	0.95%
Other Annual Expense, Footnotes [Text Block]	If you select the Contract Without the Five-Year Guaranteed Minimum Income Feature, you may not make any withdrawals.
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2023).	0.47%	1.39%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2023).
Portfolio Company Expenses Minimum [Percent]	0.47%
Portfolio Company Expenses Maximum [Percent]	1.39%
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The decision to participate or invest in the Contract should be discussed with your financial representative. Make sure that you understand the risks you will face when you consider an investment in the Contract.

There are risks associated with investing in the Contract.

•	Investment Risk – The Funds held by the Subaccounts could decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds;
•	Account Value Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts;
•	Insurance Company Insolvency – It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
•	Tax Consequences – Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
•	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
•	Cyber Security and Certain Business Continuity Risks – Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
•	Payment of Advisory Fee from Contract Value – The advisory fee will be paid from the Contract Value. The amount is subject to the financial strength and claims paying ability of the Company.

Item 10. Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Pays a death benefit applicable to variable Income Payments.	Standard	No additional fee for this death benefit.

If your Contract is issued under any of the following Income Payment options, a death benefit may be payable to any surviving joint annuitants:

•   Life Income - Guaranteed Payments;

•   Life Income - Two Lives - Guaranteed Payments; or

•   Nonlifetime - Guaranteed Payments.

Any advisory fees deducted reduce Account Value and thus reduce the amount of this death benefit.

Five-Year Guaranteed Minimum Income Feature	Guarantees that during the first five contract years your variable payment will never be less than the Guaranteed Minimum Payment amount shown in the Contract.	Optional	If the variable Annuity Minimum Income Guarantee has been chosen or assumed, an Assumed Annual Net Return Rate of 3.5% will apply.	If you select the Five-Year Guaranteed Minimum Income Feature, you may not make any withdrawals under the Contract. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

DEATH BENEFIT

The following describes the death benefit applicable to variable income payments. These are also outlined under “Income Payments – Payment Options.” For information on the death benefit applicable to the Fixed Dollar option, refer to APPENDIX B.

See “Income Payments” for a definition of annuitant and beneficiary as used in this section.

Payment of Death Benefit. Upon the death of the annuitant and any surviving joint annuitant, if applicable, a death benefit may be payable if your contract is issued under any of the following income payment options:

1.	Life Income – Guaranteed Payments;
2.	Life Income – Two Lives – Guaranteed Payments; or
3.	Nonlifetime – Guaranteed Payments.

Any death benefit will be paid in the form specified in the Contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See “FEDERAL Tax Considerations” for rules where you have elected to delay your payment start date under a nonqualified annuity and you die before the Income Payment start date. Under payment options 1 and 2 above, a lump–sum payment of the present value of any death benefit may be requested within six-months following the date of death. A lump–sum payment may be requested at any time (even after the six month period) if you had elected the right to withdraw. Under payment option 3 above, a lump–sum payment of the present value of any death benefit may be requested at any time. If a lump–sum payment is requested, no early withdrawal charge is applied, and payment will be sent within seven calendar days following our receipt of your request in Good Order.

Any advisory fee deducted reduces the amount of this death benefit. In particular, withdrawals under your certificate to pay for such fees effect a proportional adjustment to the adjusted Purchase Payment total. Where the death benefit is reduced on a proportionate basis, the reduction could be greater than the amount withdrawn.

Calculation of Lump–Sum Payment of the Death Benefit. The value of the lump–sum payment of the death benefit will equal the present value of any remaining guaranteed Income Payments, calculated using the same rate we used to calculate the Income Payments (i.e., the 3.5% or 5% assumed annual net return rate used for variable payments). We will calculate this value on the next valuation date following our receipt of proof of death acceptable to us and payment request in Good Order. Such value will reflect any payments made after the date of death. See APPENDIX B for information on calculation of a lump–sum payment of the death benefit applicable to the Fixed Dollar option.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest-bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draft book feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Who Receives Death Benefit Proceeds? The beneficiary is the person entitled to receive any death benefit proceeds. We will pay any death benefit proceeds based on the last written beneficiary designation on file with us as of the date of death.

Changes in Beneficiary Designations. The designated beneficiary may be changed at any time during the lifetime of the annuitant and the joint annuitant (if applicable). Such change must be submitted to us in writing, and except for contracts issued in New York, will become effective as of the date written notice of the change is received and recorded by us. For contracts issued in New York, the change will become effective as of the date the notice is signed. However, our obligation to pay death benefits will be fully discharged upon payment to the beneficiary named in the written notice of beneficiary designation that we last received as of the date of such payment.

Some restrictions may apply to beneficiary changes under qualified contracts.

Tax Code Requirements

If the death benefit is not taken in a lump sum, your beneficiary must meet the distribution rules imposed by the Tax Code. These rules recently changed for death occurring after January 1, 2020. Failure to meet these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS for additional information.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Pays a death benefit applicable to variable Income Payments.	Standard	No additional fee for this death benefit.

If your Contract is issued under any of the following Income Payment options, a death benefit may be payable to any surviving joint annuitants:

•   Life Income - Guaranteed Payments;

•   Life Income - Two Lives - Guaranteed Payments; or

•   Nonlifetime - Guaranteed Payments.

Any advisory fees deducted reduce Account Value and thus reduce the amount of this death benefit.

Five-Year Guaranteed Minimum Income Feature	Guarantees that during the first five contract years your variable payment will never be less than the Guaranteed Minimum Payment amount shown in the Contract.	Optional	If the variable Annuity Minimum Income Guarantee has been chosen or assumed, an Assumed Annual Net Return Rate of 3.5% will apply.	If you select the Five-Year Guaranteed Minimum Income Feature, you may not make any withdrawals under the Contract. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Benefits Description [Table Text Block]

DEATH BENEFIT

The following describes the death benefit applicable to variable income payments. These are also outlined under “Income Payments – Payment Options.” For information on the death benefit applicable to the Fixed Dollar option, refer to APPENDIX B.

See “Income Payments” for a definition of annuitant and beneficiary as used in this section.

Payment of Death Benefit. Upon the death of the annuitant and any surviving joint annuitant, if applicable, a death benefit may be payable if your contract is issued under any of the following income payment options:

1.	Life Income – Guaranteed Payments;
2.	Life Income – Two Lives – Guaranteed Payments; or
3.	Nonlifetime – Guaranteed Payments.

Any death benefit will be paid in the form specified in the Contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See “FEDERAL Tax Considerations” for rules where you have elected to delay your payment start date under a nonqualified annuity and you die before the Income Payment start date. Under payment options 1 and 2 above, a lump–sum payment of the present value of any death benefit may be requested within six-months following the date of death. A lump–sum payment may be requested at any time (even after the six month period) if you had elected the right to withdraw. Under payment option 3 above, a lump–sum payment of the present value of any death benefit may be requested at any time. If a lump–sum payment is requested, no early withdrawal charge is applied, and payment will be sent within seven calendar days following our receipt of your request in Good Order.

Any advisory fee deducted reduces the amount of this death benefit. In particular, withdrawals under your certificate to pay for such fees effect a proportional adjustment to the adjusted Purchase Payment total. Where the death benefit is reduced on a proportionate basis, the reduction could be greater than the amount withdrawn.

Calculation of Lump–Sum Payment of the Death Benefit. The value of the lump–sum payment of the death benefit will equal the present value of any remaining guaranteed Income Payments, calculated using the same rate we used to calculate the Income Payments (i.e., the 3.5% or 5% assumed annual net return rate used for variable payments). We will calculate this value on the next valuation date following our receipt of proof of death acceptable to us and payment request in Good Order. Such value will reflect any payments made after the date of death. See APPENDIX B for information on calculation of a lump–sum payment of the death benefit applicable to the Fixed Dollar option.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest-bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draft book feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Who Receives Death Benefit Proceeds? The beneficiary is the person entitled to receive any death benefit proceeds. We will pay any death benefit proceeds based on the last written beneficiary designation on file with us as of the date of death.

Changes in Beneficiary Designations. The designated beneficiary may be changed at any time during the lifetime of the annuitant and the joint annuitant (if applicable). Such change must be submitted to us in writing, and except for contracts issued in New York, will become effective as of the date written notice of the change is received and recorded by us. For contracts issued in New York, the change will become effective as of the date the notice is signed. However, our obligation to pay death benefits will be fully discharged upon payment to the beneficiary named in the written notice of beneficiary designation that we last received as of the date of such payment.

Some restrictions may apply to beneficiary changes under qualified contracts.

Tax Code Requirements

If the death benefit is not taken in a lump sum, your beneficiary must meet the distribution rules imposed by the Tax Code. These rules recently changed for death occurring after January 1, 2020. Failure to meet these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS for additional information.

Calculation Method of Benefit [Text Block]	Calculation of Lump–Sum Payment of the Death Benefit. The value of the lump–sum payment of the death benefit will equal the present value of any remaining guaranteed Income Payments, calculated using the same rate we used to calculate the Income Payments (i.e., the 3.5% or 5% assumed annual net return rate used for variable payments). We will calculate this value on the next valuation date following our receipt of proof of death acceptable to us and payment request in Good Order. Such value will reflect any payments made after the date of death. See APPENDIX B for information on calculation of a lump–sum payment of the death benefit applicable to the Fixed Dollar option.
Item 17. Portfolio Companies (N-4) [Text Block]

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=isp&cid=voyavpx&fid=92912K323. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I) Investment Adviser: Calvert Research and Management	0.65%	16.82%	10.27%	7.46%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.56%	33.45%	16.65%	11.61%

*	Current Expenses are each Fund’s total annual operating expenses as reported in the Fund’s prospectus.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.47%	10.65%	12.30%	8.58%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.58%	36.24%	19.64%	14.80%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)[1] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	12.75%	11.06%	7.04%
A non-diversified Fund that seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.86%	40.93%	16.16%	11.70%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.80%	23.36%	12.95%	7.79%

*	Current Expenses are each Fund’s total annual operating expenses as reported in the Fund’s prospectus.

[1]	On June 20, 2021, the Fund closed to new investment by new Investors. Existing retirement plans and individual Investors may leave their investment in the Fund and may continue to make additional purchases and exchanges.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.15%	14.97%	10.87%	6.57%
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%	15.92%	7.98%	5.84%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	6.24%	0.52%	0.66%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class I)***,2 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	6.74%	8.17%	N/A
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[3] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	4.77%	1.68%	1.08%

*	Current Expenses are each Fund’s total annual operating expenses as reported in the Fund’s prospectus.
**	Effective on or about July 12, 2024, the Voya Balanced Portfolio (Class I shares) will merge into the Voya Solution Balanced Income Portfolio (Class I shares) (a series of Voya Partners, Inc.).
***	Effective on or about April 26, 2024, the Voya Global High Dividend Low Volatility Portfolio (Class I) will be liquidated.
[2]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information.
[3]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	27.39%	16.20%	11.30%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.47%	12.28%	4.87%	4.13%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	26.07%	14.74%	11.33%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	17.52%	12.10%	8.15%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	18.21%	10.88%	7.69%

*	Current Expenses are each Fund’s total annual operating expenses as reported in the Fund’s prospectus.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	7.28%	1.50%	2.34%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[4] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.74%	14.87%	6.34%	3.85%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%	17.74%	7.88%	3.99%
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	37.86%	14.76%	12.32%

*	Current Expenses are each Fund’s total annual operating expenses as reported in the Fund’s prospectus.
[4]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	13.73%	13.20%	8.83%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	45.99%	20.21%	15.52%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	29.08%	15.81%	12.03%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I)[5] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	18.00%	9.84%	7.02%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	20.93%	9.11%	6.25%

*	Current Expenses are each Fund’s total annual operating expenses as reported in the Fund’s prospectus.
[5]	Voya Small Company Portfolio is only available to plans offering the fund prior to April 29, 2011.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio (Class I)**,6 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	11.92%	5.29%	4.45%
Seeks to provide capital appreciation.	Voya Strategic Allocation Growth Portfolio (Class I)***,6 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%	18.65%	9.55%	6.74%
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Strategic Allocation Moderate Portfolio (Class I)****,6 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	16.11%	7.78%	5.87%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%	8.77%	12.07%	8.72%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%	14.80%	14.26%	9.84%

*	Current Expenses are each Fund’s total annual operating expenses as reported in the Fund’s prospectus.
**	Effective on or about July 12, 2024, the Voya Strategic Allocation Conservative Portfolio (Class I shares) will merge into the Voya Solution Conservative Portfolio (Class I shares) (a series of Voya Partners, Inc.).
***	Effective on or about July 12, 2024, the Voya Strategic Allocation Growth Portfolio (Class I shares) will merge into the Voya Solution Aggressive Portfolio (Class I shares) (a series of Voya Partners, Inc.).
****	Effective on or about July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I shares) will merge into the Voya Solution Balanced Portfolio (Class I shares) (a series of Voya Partners, Inc.).
[6]	This Fund is structured as a fund of funds that invest directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – Fund of Funds” for additional information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks total return including capital appreciation and current income.	VY® CBRE Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.75%	14.31%	8.89%	7.70%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.96%	31.76%	16.51%	11.58%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	12.03%	13.26%	8.79%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	10.25%	9.84%	7.04%
Seeks capital appreciation.	Voya Global Insights Portfolio[28] (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC***	0.61%	32.69%	11.91%	8.30%

*	Current Expenses are each Fund’s total annual operating expenses as reported in the Fund’s prospectus.
**	Effective December 1, 2023, the VY® Invesco Global Portfolio changed its name to Voya Global Insights Portfolio.
***	Effective December 1, 2023, Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class S)[7] Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.10%	10.54%	10.61%	7.77%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%	20.96%	13.50%	10.80%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.86%	9.33%	11.04%	7.77%
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	20.96%	13.50%	10.80%

*	Current Expenses are each Fund’s total annual operating expenses as reported in the Fund’s prospectus.
[7]	VY® JPMorgan Mid Cap Value Portfolio is only available to plans offering the Fund prior to the close of business on February 7, 2014.

Prospectuses Available [Text Block]

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=isp&cid=voyavpx&fid=92912K323. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I) Investment Adviser: Calvert Research and Management	0.65%	16.82%	10.27%	7.46%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.56%	33.45%	16.65%	11.61%

*	Current Expenses are each Fund’s total annual operating expenses as reported in the Fund’s prospectus.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.47%	10.65%	12.30%	8.58%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.58%	36.24%	19.64%	14.80%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)[1] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	12.75%	11.06%	7.04%
A non-diversified Fund that seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.86%	40.93%	16.16%	11.70%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.80%	23.36%	12.95%	7.79%

*	Current Expenses are each Fund’s total annual operating expenses as reported in the Fund’s prospectus.

[1]	On June 20, 2021, the Fund closed to new investment by new Investors. Existing retirement plans and individual Investors may leave their investment in the Fund and may continue to make additional purchases and exchanges.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.15%	14.97%	10.87%	6.57%
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%	15.92%	7.98%	5.84%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	6.24%	0.52%	0.66%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class I)***,2 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	6.74%	8.17%	N/A
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[3] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	4.77%	1.68%	1.08%

*	Current Expenses are each Fund’s total annual operating expenses as reported in the Fund’s prospectus.
**	Effective on or about July 12, 2024, the Voya Balanced Portfolio (Class I shares) will merge into the Voya Solution Balanced Income Portfolio (Class I shares) (a series of Voya Partners, Inc.).
***	Effective on or about April 26, 2024, the Voya Global High Dividend Low Volatility Portfolio (Class I) will be liquidated.
[2]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information.
[3]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	27.39%	16.20%	11.30%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.47%	12.28%	4.87%	4.13%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	26.07%	14.74%	11.33%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	17.52%	12.10%	8.15%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	18.21%	10.88%	7.69%

*	Current Expenses are each Fund’s total annual operating expenses as reported in the Fund’s prospectus.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	7.28%	1.50%	2.34%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[4] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.74%	14.87%	6.34%	3.85%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%	17.74%	7.88%	3.99%
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	37.86%	14.76%	12.32%

*	Current Expenses are each Fund’s total annual operating expenses as reported in the Fund’s prospectus.
[4]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	13.73%	13.20%	8.83%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	45.99%	20.21%	15.52%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	29.08%	15.81%	12.03%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I)[5] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	18.00%	9.84%	7.02%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	20.93%	9.11%	6.25%

*	Current Expenses are each Fund’s total annual operating expenses as reported in the Fund’s prospectus.
[5]	Voya Small Company Portfolio is only available to plans offering the fund prior to April 29, 2011.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio (Class I)**,6 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	11.92%	5.29%	4.45%
Seeks to provide capital appreciation.	Voya Strategic Allocation Growth Portfolio (Class I)***,6 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%	18.65%	9.55%	6.74%
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Strategic Allocation Moderate Portfolio (Class I)****,6 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	16.11%	7.78%	5.87%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%	8.77%	12.07%	8.72%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%	14.80%	14.26%	9.84%

*	Current Expenses are each Fund’s total annual operating expenses as reported in the Fund’s prospectus.
**	Effective on or about July 12, 2024, the Voya Strategic Allocation Conservative Portfolio (Class I shares) will merge into the Voya Solution Conservative Portfolio (Class I shares) (a series of Voya Partners, Inc.).
***	Effective on or about July 12, 2024, the Voya Strategic Allocation Growth Portfolio (Class I shares) will merge into the Voya Solution Aggressive Portfolio (Class I shares) (a series of Voya Partners, Inc.).
****	Effective on or about July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I shares) will merge into the Voya Solution Balanced Portfolio (Class I shares) (a series of Voya Partners, Inc.).
[6]	This Fund is structured as a fund of funds that invest directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – Fund of Funds” for additional information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks total return including capital appreciation and current income.	VY® CBRE Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.75%	14.31%	8.89%	7.70%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.96%	31.76%	16.51%	11.58%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	12.03%	13.26%	8.79%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	10.25%	9.84%	7.04%
Seeks capital appreciation.	Voya Global Insights Portfolio[28] (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC***	0.61%	32.69%	11.91%	8.30%

*	Current Expenses are each Fund’s total annual operating expenses as reported in the Fund’s prospectus.
**	Effective December 1, 2023, the VY® Invesco Global Portfolio changed its name to Voya Global Insights Portfolio.
***	Effective December 1, 2023, Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class S)[7] Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.10%	10.54%	10.61%	7.77%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%	20.96%	13.50%	10.80%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.86%	9.33%	11.04%	7.77%
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	20.96%	13.50%	10.80%

*	Current Expenses are each Fund’s total annual operating expenses as reported in the Fund’s prospectus.
[7]	VY® JPMorgan Mid Cap Value Portfolio is only available to plans offering the Fund prior to the close of business on February 7, 2014.

Investment Risk [Member]
Prospectus:
Principal Risk [Text Block]	Investment Risk – The Funds held by the Subaccounts could decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds;
Account Value Risk [Member]
Prospectus:
Principal Risk [Text Block]	Account Value Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts;
Insurance Company Insolvency [Member]
Prospectus:
Principal Risk [Text Block]	Insurance Company Insolvency – It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]	Tax Consequences – Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
Short Term Investment [Member]
Prospectus:
Principal Risk [Text Block]	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
Cyber Security And Certain Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]	Cyber Security and Certain Business Continuity Risks – Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
Payment of Advisory Fee from Contract Value [Member]
Prospectus:
Principal Risk [Text Block]	Payment of Advisory Fee from Contract Value – The advisory fee will be paid from the Contract Value. The amount is subject to the financial strength and claims paying ability of the Company.
Risk of Loss [Member]
Prospectus:
Risk [Text Block]	An Investor can lose money by investing in the Contract. Contact Customer Service at 1-800-584-6001 for questions regarding the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Fixed Dollar Option) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and “APPENDIX A and APPENDIX B.”

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Dollar Option, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service.

See “THE CONTRACT – The General Account.”

Calvert VP SRI Balanced Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	16.82%
Average Annual Total Returns, 5 Years [Percent]	10.27%
Average Annual Total Returns, 10 Years [Percent]	7.46%
Fidelity® VIP Contrafund Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	33.45%
Average Annual Total Returns, 5 Years [Percent]	16.65%
Average Annual Total Returns, 10 Years [Percent]	11.61%
Fidelity® VIP Equity-Income Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income PortfolioSM (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	12.30%
Average Annual Total Returns, 10 Years [Percent]	8.58%
Fidelity® VIP Growth Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to achieve capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	36.24%
Average Annual Total Returns, 5 Years [Percent]	19.64%
Average Annual Total Returns, 10 Years [Percent]	14.80%
Franklin Small Cap Value VIP Fund (Class 2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund (Class 2)[1]
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	7.04%
Invesco V.I. American Franchise Fund (Series I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Fund that seeks capital growth.
Portfolio Company Name [Text Block]	Invesco V.I. American Franchise Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	40.93%
Average Annual Total Returns, 5 Years [Percent]	16.16%
Average Annual Total Returns, 10 Years [Percent]	11.70%
Invesco V.I. Core Equity Fund (Series I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. Core Equity Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	23.36%
Average Annual Total Returns, 5 Years [Percent]	12.95%
Average Annual Total Returns, 10 Years [Percent]	7.79%
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio (Class VC) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.97%
Average Annual Total Returns, 5 Years [Percent]	10.87%
Average Annual Total Returns, 10 Years [Percent]	6.57%
Voya Balanced Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya Balanced Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	15.92%
Average Annual Total Returns, 5 Years [Percent]	7.98%
Average Annual Total Returns, 10 Years [Percent]	5.84%
Voya Global Bond Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return through a combination of current income and capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Bond Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	6.24%
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	0.66%
Voya Global High Dividend Low Volatility Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth and current income.
Portfolio Company Name [Text Block]	Voya Global High Dividend Low Volatility Portfolio (Class I)***,2
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	6.74%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]
Voya Government Money Market Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.
Portfolio Company Name [Text Block]	Voya Government Money Market Portfolio (Class I)[3]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	4.77%
Average Annual Total Returns, 5 Years [Percent]	1.68%
Average Annual Total Returns, 10 Years [Percent]	1.08%
Voya Growth and Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Growth and Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	27.39%
Average Annual Total Returns, 5 Years [Percent]	16.20%
Average Annual Total Returns, 10 Years [Percent]	11.30%
Voya High Yield Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide Investors with a high level of current income and total return.
Portfolio Company Name [Text Block]	Voya High Yield Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	12.28%
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	4.13%
Voya Index Plus LargeCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus LargeCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	26.07%
Average Annual Total Returns, 5 Years [Percent]	14.74%
Average Annual Total Returns, 10 Years [Percent]	11.33%
Voya Index Plus MidCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus MidCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	17.52%
Average Annual Total Returns, 5 Years [Percent]	12.10%
Average Annual Total Returns, 10 Years [Percent]	8.15%
Voya Index Plus SmallCap Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus SmallCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	10.88%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Voya Intermediate Bond Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Intermediate Bond Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	7.28%
Average Annual Total Returns, 5 Years [Percent]	1.50%
Average Annual Total Returns, 10 Years [Percent]	2.34%
Voya International High Dividend Low Volatility Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return.
Portfolio Company Name [Text Block]	Voya International High Dividend Low Volatility Portfolio (Class I)[4]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co., LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	14.87%
Average Annual Total Returns, 5 Years [Percent]	6.34%
Average Annual Total Returns, 10 Years [Percent]	3.85%
Voya International Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Portfolio Company Name [Text Block]	Voya International Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	17.74%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	3.99%
Voya Large Cap Growth Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Portfolio that seeks long-term capital growth.
Portfolio Company Name [Text Block]	Voya Large Cap Growth Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	37.86%
Average Annual Total Returns, 5 Years [Percent]	14.76%
Average Annual Total Returns, 10 Years [Percent]	12.32%
Voya Large Cap Value Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and current income.
Portfolio Company Name [Text Block]	Voya Large Cap Value Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	13.20%
Average Annual Total Returns, 10 Years [Percent]	8.83%
Voya Russell Large Cap Growth Index Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Portfolio Company Name [Text Block]	Voya RussellTM Large Cap Growth Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	45.99%
Average Annual Total Returns, 5 Years [Percent]	20.21%
Average Annual Total Returns, 10 Years [Percent]	15.52%
Voya Russell Large Cap Index Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Portfolio Company Name [Text Block]	Voya RussellTM Large Cap Index Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	29.08%
Average Annual Total Returns, 5 Years [Percent]	15.81%
Average Annual Total Returns, 10 Years [Percent]	12.03%
Voya Small Company Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Portfolio Company Name [Text Block]	Voya Small Company Portfolio (Class I)[5]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	18.00%
Average Annual Total Returns, 5 Years [Percent]	9.84%
Average Annual Total Returns, 10 Years [Percent]	7.02%
Voya SmallCap Opportunities Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya SmallCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	20.93%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	6.25%
Voya Strategic Allocation Conservative Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Portfolio Company Name [Text Block]	Voya Strategic Allocation Conservative Portfolio (Class I)**,6
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	11.92%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Voya Strategic Allocation Growth Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation.
Portfolio Company Name [Text Block]	Voya Strategic Allocation Growth Portfolio (Class I)***,6
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	18.65%
Average Annual Total Returns, 5 Years [Percent]	9.55%
Average Annual Total Returns, 10 Years [Percent]	6.74%
Voya Strategic Allocation Moderate Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
Portfolio Company Name [Text Block]	Voya Strategic Allocation Moderate Portfolio (Class I)****,6
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	7.78%
Average Annual Total Returns, 10 Years [Percent]	5.87%
VY® American Century Small-Mid Cap Value Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	VY® American Century Small-Mid Cap Value Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	8.77%
Average Annual Total Returns, 5 Years [Percent]	12.07%
Average Annual Total Returns, 10 Years [Percent]	8.72%
VY® Baron Growth Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® Baron Growth Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	BAMCO, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	14.26%
Average Annual Total Returns, 10 Years [Percent]	9.84%
VY® CBRE Real Estate Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return including capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® CBRE Real Estate Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.31%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	7.70%
VY® Columbia Contrarian Core Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® Columbia Contrarian Core Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	31.76%
Average Annual Total Returns, 5 Years [Percent]	16.51%
Average Annual Total Returns, 10 Years [Percent]	11.58%
VY® Invesco Comstock Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth and income.
Portfolio Company Name [Text Block]	VY® Invesco Comstock Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	13.26%
Average Annual Total Returns, 10 Years [Percent]	8.79%
VY® Invesco Equity and Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® Invesco Equity and Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	10.25%
Average Annual Total Returns, 5 Years [Percent]	9.84%
Average Annual Total Returns, 10 Years [Percent]	7.04%
Voya Global Insights Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Insights Portfolio[28] (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC***
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	32.69%
Average Annual Total Returns, 5 Years [Percent]	11.91%
Average Annual Total Returns, 10 Years [Percent]	8.30%
VY® JPMorgan Mid Cap Value Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth from capital appreciation.
Portfolio Company Name [Text Block]	VY® JPMorgan Mid Cap Value Portfolio (Class S)[7]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	10.54%
Average Annual Total Returns, 5 Years [Percent]	10.61%
Average Annual Total Returns, 10 Years [Percent]	7.77%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	20.96%
Average Annual Total Returns, 5 Years [Percent]	13.50%
Average Annual Total Returns, 10 Years [Percent]	10.80%
VY® T. Rowe Price Equity Income Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Equity Income Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	9.33%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	7.77%
VY® T. Rowe Price Growth Equity Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Portfolio that seeks long-term growth through investments in stocks.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Growth Equity Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	20.96%
Average Annual Total Returns, 5 Years [Percent]	13.50%
Average Annual Total Returns, 10 Years [Percent]	10.80%
Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Pays a death benefit applicable to variable Income Payments.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

If your Contract is issued under any of the following Income Payment options, a death benefit may be payable to any surviving joint annuitants:

•   Life Income - Guaranteed Payments;

•   Life Income - Two Lives - Guaranteed Payments; or

•   Nonlifetime - Guaranteed Payments.

Any advisory fees deducted reduce Account Value and thus reduce the amount of this death benefit.

Name of Benefit [Text Block]	Death Benefit
Five-Year Guaranteed Minimum Income Feature [Member]
Prospectus:
Name of Benefit [Text Block]	Five-Year Guaranteed Minimum Income Feature
Purpose of Benefit [Text Block]	Guarantees that during the first five contract years your variable payment will never be less than the Guaranteed Minimum Payment amount shown in the Contract.
Standard Benefit Expense (of Other Amount), Current [Percent]	3.50%
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	If you select the Five-Year Guaranteed Minimum Income Feature, you may not make any withdrawals under the Contract. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Five-Year Guaranteed Minimum Income Feature
Without The Five-Year Guaranteed Minimum [Member]
Prospectus:
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$9,557	$12,714	$15,924	$26,760

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,557
Surrender Expense, 3 Years, Maximum [Dollars]	12,714
Surrender Expense, 5 Years, Maximum [Dollars]	15,924
Surrender Expense, 10 Years, Maximum [Dollars]	$ 26,760
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,371	$7,304	$12,503	$26,760

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,371
No Surrender Expense, 3 Years, Maximum [Dollars]	7,304
No Surrender Expense, 5 Years, Maximum [Dollars]	12,503
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 26,760
With The Five-Year Guaranteed Minimum [Member]
Prospectus:
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$9,473	$12,457	$15,485	$19,909

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,473
Surrender Expense, 3 Years, Maximum [Dollars]	12,457
Surrender Expense, 5 Years, Maximum [Dollars]	15,485
Surrender Expense, 10 Years, Maximum [Dollars]	$ 19,909
No Surrender Example [Table Text Block]

Example B: If you do not withdraw your entire Account Value or if you select an Income Payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,281	$7,033	$12,049	$19,909

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,281
No Surrender Expense, 3 Years, Maximum [Dollars]	7,033
No Surrender Expense, 5 Years, Maximum [Dollars]	12,049
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 19,909